Financial assets - impairments - Carrying value of impaired financial assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 20	£ 21
Equity shares | Available-for-sale | Impaired Financial Assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	1
Bank
Disclosure of financial assets that are either past due or impaired [line items]
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 20	£ 21